Loans and financing - Schedule of Covenants Related to Leverage and Debt Coverage Ratios (Detail)	Dec. 31, 2027	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Debt coverage ratio						1,200
Leverage ratio						5,500
Maximum | Ninth and Tenth Issuance Of Debentures [Member] | Financial covenants, frequency of measurement, annual [Member]
Disclosure of detailed information about borrowings [line items]
Leverage ratio	0.045	0.045	0.050	0.050	0.065
Maximum | Credit facility agreement (CFA) [Member] | Financial covenants, frequency of measurement, annual [Member]
Disclosure of detailed information about borrowings [line items]
Leverage ratio						0.065
Maximum | Aircraft Financing [Member] | Financial covenants, frequency of measurement, annual [Member]
Disclosure of detailed information about borrowings [line items]
Debt coverage ratio						0.065
Maximum | Aircraft Financing [Member] | Financial covenants, frequency of measurement, quarterly [Member]
Disclosure of detailed information about borrowings [line items]
Leverage ratio						0.055
Minimum | Ninth and Tenth Issuance Of Debentures [Member] | Financial covenants, frequency of measurement, annual [Member]
Disclosure of detailed information about borrowings [line items]
Debt coverage ratio						0.012
Minimum | Credit facility agreement (CFA) [Member] | Financial covenants, frequency of measurement, annual [Member]
Disclosure of detailed information about borrowings [line items]
Debt coverage ratio						0.012
Minimum | Aircraft Financing [Member] | Financial covenants, frequency of measurement, annual [Member]
Disclosure of detailed information about borrowings [line items]
Debt coverage ratio						0.012
Leverage ratio						0.012